EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Six Months Ended June 30,
	2025	2026
Net income attributable to ordinary shareholders — basic	2,438	2,394
Eliminate the dilutive effect of interest expense of convertible senior notes	54	34
Net income attributable to ordinary shareholders — diluted	2,492	2,428
Weighted average ordinary shares outstanding — basic	3,069,285,390	3,113,494,317
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	38,725,481	60,537,797
Dilutive effect of convertible senior notes	130,786,730	88,585,346
Weighted average ordinary shares outstanding — diluted	3,238,797,601	3,262,617,460
Basic earnings per share	0.79	0.77
Diluted earnings per share	0.77	0.74

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	As of
	June 30,	June 30,
	2025	2026
Outstanding employee options and nonvested restricted stocks	39,413,700	5,132,930